EMPLOYEE BENEFITS AND DEFERRED COMPENSATION AND SUPPLEMENTAL RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Benefits [Abstract]
Changes in plan benefit obligations, fair value of plan assets and plans' funded status

The following tables set forth the changes in the plans’ benefit obligations, fair value of plan assets and the plans’ funded status as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	$9,465	$10,167	$450	$401
Service cost	-	166	-	-
Interest cost	379	397	18	17
Actuarial (gain) loss	(1,277)	863	(28)	68
Curtailment gain	-	(1,919)	-	-
Benefits paid	(234)	(209)	(38)	(36)
Benefit obligations at end of year	8,333	9,465	402	450
Change in plan assets:
Fair value of plan assets at beginning of year	10,786	7,549	-	-
Actual return on plan assets	2,139	846	-	-
Benefits paid	(234)	(209)	(38)	(36)
Employer contributions	-	2,600	38	36
Fair value of plan assets at end of year	12,691	10,786	-	-
Funded Status - asset (liability)	$4,358	$1,321	$(402)	$(450)

Amounts recognized in other comprehensive loss

Amounts recognized in accumulated other comprehensive loss as of December 31 are as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2013	2012	2013	2012
Net loss, net of curtailment gain	$1,543	$4,466	$94	$142
Tax Effect	617	1,786	38	57
	$926	$2,680	$56	$85

Significant assumptions used in determining benefit obligations and net periodic benefit plan cost

The significant assumptions used in determining the benefit obligations as of December 31, are as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Weighted average discount rate	4.95%	4.05%	4.95%	4.05%
Rate of increase in future compensation levels	-	-	-	-

The significant assumptions used in determining the net periodic benefit plan cost for years ended December 31, were as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Weighted average discount rate	4.05%	4.40%	4.05%	4.40%
Expected long term rate of return on plan assets	8.00%	8.00%	-	-
Rate of increase in future compensation levels	-	-	-	-

Composition of net periodic benefit plan cost

The composition of the net periodic benefit plan cost for the three months ended March 31 is as follows:

	(Unaudited)		(Unaudited)
	Pension Benefits		Postretirement Benefits
(In thousands)	2014	2013	2014	2013

Service cost	$-	$-	$-	$-
Interest cost	102	95	5	4
Expected return on plan assets	(236)	(214)	-	-
Amortization of transition obligation	-	-	-	-
Amortization of net losses	8	90	3	5
Net periodic benefit plan (benefit) cost	$(126)	$(29)	$8	$9

The composition of the net periodic benefit plan cost for the years ended December 31 is as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
(In thousands)
Service cost	$-	$166	$-	$-
Interest cost	379	397	18	17
Expected return on plan assets	(854)	(809)	-	-
Amortization of transition obligation	-	-	-	2
Amortization of net losses	361	381	20	13
Net periodic benefit plan (benefit) cost	$(114)	$135	$38	$32

Pension plan assets measured at fair value

Pension plan assets measured at fair value are summarized below:

	At December 31, 2013
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Asset Category:
Mutual funds - equity
Large-cap value (a)	$1,372	$-	$-	$1,372
Small-cap core (b)	1,801	-	-	1,801
Large-cap Growth (c)	2,068	-	-	2,068
International Core (d)	1,447	-	-	1,447
Common/collective trusts - equity
Large-cap core (e)	-	1,533	-	1,533
Large-cap value (f)	-	771	-	771
Common/collective trusts - fixed income
Market duration fixed (g)	-	1,226	-	1,226
Mutual Funds-Fixed Income
Intermediate duration (h)	2,473	-	-	2,473
Company common stock	-	-	-	-
Cash Equivalents-Money market	-	-	-	-
Total	$9,161	$3,530	$-	$12,691

(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 300 stocks.
(c)	This category consists of a pair of mutual funds, one that seeks fast growing large-cap companies with sustainable franchises and positive price momentum, the other invests primarily in large cap growth companies based in the US.
(d)	This category has investments in medium to large non-US companies, including high quality, durable growth companies and companies based in countries with stable economic and political systems.
(e)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(f)	This category contains large-cap stocks with above-average yields. The portfolio typically holds between 60 and 70 stocks.
(g)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond Index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.
(h)	This category consists of two funds, one containing a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities rated Baa or better. The second fund emphasizes a more globally diversified portfolio of higher-quality, intermediate-term bonds.

	At December 31, 2012
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Asset Category:
Mutual funds - equity
Large-cap value (a)	$1,018	$-	$-	$1,018
Small-cap core (b)	1,339	-	-	1,339
Large-cap core (c)	752	-	-	752
Large-cap value (d)	1,239	-	-	1,239
Common/collective trusts - equity
Large-cap core (e)	-	1,191	-	1,191
Large-cap value (f)	-	595	-	595
Large-cap growth (g)	-	792	-	792
Common/collective trusts - fixed income
Market duration fixed (h)	-	3,860	-	3,860
Cash Equivalents-Money market	-	-	-	-
Total	$4,348	$6,438	$-	$10,786
(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 150 stocks.
(c)	This category consists of a mutual fund that seeks fast growing large-cap companies with sustainable franchises and positive price momentum. The portfolio holds 60 to 90 stocks.
(d)	This category has investments in medium to large non-US companies, including high quality, durable growth companies and companies based in countries with stable economic and political systems.
(e)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(f)	This category contains large-cap stocks with above-average yields. The portfolio typically holds between 60 and 70 stocks.
(g)	This category consists of a portfolio of between 35 and 55 stocks of fast growing, predictable, and cyclical large cap growth companies.
(h)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond Index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.

Expected future service benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid from both retirement plans:

	Pension	Postretirement
(In thousands)	Benefits	Benefits	Total
Years ending December 31:
2014	$254	$36	$290
2015	260	36	296
2016	264	36	300
2017	282	37	319
2018	291	36	327
Years 2019 - 2023	1,708	158	1,866